UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07660

Name of Fund: The Massachusetts Health & Education Tax-Exempt Trust (MHE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, The
Massachusetts Health & Education Tax-Exempt Trust, 800 Scudders Mill Road, Plainsboro,
NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Massachusetts - 143.1%
Corporate - 1.9%	Massachusetts State Development Finance Agency, Resource
	Recovery Revenue Bonds (Ogden Haverhill Associates), AMT,
	Series A, 6.70%, 12/01/14	$ 555	$ 522,666
Education - 93.2%	Massachusetts State College Building Authority, Project
	Revenue Bonds, Series A, 5%, 5/01/31 (a)	1,000	952,620
	Massachusetts State College Building Authority, Project
	Revenue Refunding Bonds, Series B, 5.50%, 5/01/39 (b)	825	881,975
	Massachusetts State Development Finance Agency, Education
	Revenue Bonds (Belmont Hill School), 5%, 9/01/11 (c)	1,100	1,207,063
	Massachusetts State Development Finance Agency, Education
	Revenue Bonds (Xaverian Brothers High School),
	5.65%, 7/01/29	250	214,350
Massachusetts State Development Finance Agency, Educational
Facility Revenue Bonds (Academy of the Pacific Rim), Series A,
	5.125%, 6/01/31 (d)	1,000	634,180
	Massachusetts State Development Finance Agency Revenue
	Bonds (Boston University), Series T-1, 5%, 10/01/39 (a)	1,000	921,440
	Massachusetts State Development Finance Agency Revenue
Bonds (College of Pharmacy and Allied Health Services), Series
	D, 5%, 7/01/27 (e)	500	513,435
	Massachusetts State Development Finance Agency Revenue
	Bonds (Franklin W. Olin College), Series B, 5.25%, 7/01/33 (b)	400	387,756
	Massachusetts State Development Finance Agency Revenue
	Bonds (Massachusetts College of Pharmacy and Health
	Sciences), 5.75%, 7/01/13 (c)	1,000	1,175,590
	Massachusetts State Development Finance Agency Revenue
	Bonds (Smith College), 5%, 7/01/35	2,000	2,007,200
	Massachusetts State Development Finance Agency Revenue
	Bonds (WGBH Educational Foundation), Series A, 5.75%,
	1/01/42 (a)	1,100	1,117,061
	Massachusetts State Development Finance Agency Revenue
	Bonds (The Wheeler School), 6.50%, 12/01/29	540	520,490
	Massachusetts State Development Finance Agency Revenue
	Bonds (Williston Northampton School Project), 5%,
	10/01/25 (b)	500	453,675
	Massachusetts State Development Finance Agency Revenue
	Bonds (Worcester Polytechnic Institute), 5%, 9/01/27 (f)	1,985	1,980,137
	Massachusetts State Development Finance Agency, Revenue
	Refunding Bonds (Boston University), Series P, 5.45%, 5/15/59	1,500	1,455,000
	Massachusetts State Development Finance Agency, Revenue
	Refunding Bonds (Clark University), 5.125%, 10/01/35 (b)	500	498,890

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	VRDN	Variable Rate Demand Notes
HFA	Housing Finance Agency

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Massachusetts State Development Finance Agency, Revenue
Refunding Bonds (Western New England College), Series A, 5%,
	9/01/33 (e)	$ 1,500	$ 1,458,795
	Massachusetts State Development Finance Agency, Revenue
	Refunding Bonds (Wheelock College), Series C, 5.25%,
	10/01/37	1,000	818,010
	Massachusetts State Health and Educational Facilities
	Authority Revenue Bonds (Harvard University), Series FF,
	5.125%, 7/15/37	850	865,045
	Massachusetts State Health and Educational Facilities
	Authority Revenue Bonds (Northeastern University), Series R,
	5%, 10/01/33	225	213,750
	Massachusetts State Health and Educational Facilities
	Authority Revenue Bonds (Simmons College), Series F, 5%,
	10/01/13 (c)(g)	1,000	1,131,170
	Massachusetts State Health and Educational Facilities
	Authority Revenue Bonds (Tufts University), 5.375%, 8/15/38	1,000	1,048,400
	Massachusetts State Health and Educational Facilities
	Authority Revenue Bonds (University of Massachusetts), Series
	C, 5.125%, 10/01/34 (f)(g)	230	226,297
	Massachusetts State Health and Educational Facilities
	Authority Revenue Bonds (Wheaton College), Series D, 6%,
	1/01/18	1,040	962,250
	Massachusetts State Health and Educational Facilities
	Authority, Revenue Refunding Bonds (Berklee College of
	Music), Series A, 5%, 10/01/37	1,000	964,700
	Massachusetts State Health and Educational Facilities
	Authority, Revenue Refunding Bonds (Boston College), Series
	N, 5.125%, 6/01/37	1,000	1,009,900
	Massachusetts State Health and Educational Facilities
Authority, Revenue Refunding Bonds (Learning Center For Deaf
	Children), Series C, 6.125%, 7/01/29	495	373,408
	Massachusetts State Health and Educational Facilities
	Authority, Revenue Refunding Bonds (Wellesley College), 5%,
	7/01/33	1,500	1,528,785
			25,521,372
Health - 39.4%	Massachusetts State Development Finance Agency, First
	Mortgage Revenue Bonds (Edgecombe Project), Series A,
	6.75%, 7/01/21	855	816,260
	Massachusetts State Development Finance Agency, First
	Mortgage Revenue Bonds (Overlook Communities Inc.), Series
	A, 6.125%, 7/01/24	850	649,170
	Massachusetts State Development Finance Agency, First
	Mortgage Revenue Refunding Bonds (Symmes Life Care, Inc. -
	Brookhaven at Lexington), Series A, 5%, 3/01/35 (h)	1,250	897,937

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Massachusetts State Development Finance Agency, Human
Service Provider Revenue Bonds (Seven Hills Foundation &
Affiliates), 5%, 9/01/35 (h)	$ 500	$ 399,200
Massachusetts State Development Finance Agency Revenue
Bonds (Massachusetts Council of Human Service Providers,
Inc.), Series C, 6.60%, 8/15/29	425	312,069
Massachusetts State Health and Educational Facilities
Authority, Healthcare System Revenue Refunding Bonds
(Covenant Health System), 6%, 1/01/12 (c)	255	287,178
Massachusetts State Health and Educational Facilities
Authority, Healthcare System Revenue Refunding Bonds
(Covenant Health System), 6%, 7/01/22	630	647,237
Massachusetts State Health and Educational Facilities
Authority, Healthcare System Revenue Refunding Bonds
(Covenant Health System), 6%, 7/01/31	315	315,104
Massachusetts State Health and Educational Facilities
Authority Revenue Bonds (Baystate Medical Center), Series F,
5.75%, 7/01/33	1,000	954,840
Massachusetts State Health and Educational Facilities
Authority Revenue Bonds (Berkshire Health System), Series E,
6.25%, 10/01/31	350	307,328
Massachusetts State Health and Educational Facilities
Authority Revenue Bonds (Berkshire Health System), Series F,
5%, 10/01/19 (e)	1,000	1,010,480
Massachusetts State Health and Educational Facilities
Authority Revenue Bonds (Lahey Clinic Medical Center), Series
D, 5.25%, 8/15/37	1,000	900,990
Massachusetts State Health and Educational Facilities
Authority Revenue Bonds (Milford-Whitinsville Hospital), Series
D, 6.35%, 7/15/12 (c)	750	859,913
Massachusetts State Health and Educational Facilities
Authority, Revenue Refunding Bonds (Bay Cove Human Services
Issue), Series A, 5.90%, 4/01/28	765	568,410
Massachusetts State Health and Educational Facilities
Authority, Revenue Refunding Bonds (Caregroup, Inc.), Series
E-1, 5%, 7/01/28	500	454,165
Massachusetts State Health and Educational Facilities
Authority, Revenue Refunding Bonds (Christopher House),
Series A, 6.875%, 1/01/29	480	400,594
Massachusetts State Health and Educational Facilities
Authority, Revenue Refunding Bonds (Valley Regional Health
System), Series C, 5.75%, 7/01/18 (i)	395	360,690

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Massachusetts State Industrial Finance Agency, Health Care
	Facility Revenue Bonds (Age Institute of Massachusetts
	Project), 8.05%, 11/01/25	$ 695	$ 661,626
			10,803,191
Housing - 3.5%	Massachusetts State, HFA, Housing Revenue Refunding Bonds,
	AMT, Series F, 5.70%, 6/01/40	1,000	957,490
State - 3.3%	Massachusetts State College Building Authority, Project
	Revenue Bonds, Series A, 5.50%, 5/01/39	500	511,490
	Massachusetts State Development Finance Agency, Education
	Revenue Bonds (Middlesex School Project), 5%, 9/01/33	400	383,164
			894,654
Transportation - 1.8%	Rail Connections, Inc., Massachusetts, Capital Appreciation
	Revenue Bonds (Route 128 Parking Garage), Series B, 6.53%,
	7/01/09 (c)(d)(j)	1,000	502,720
	Total Municipal Bonds - 143.1%		39,202,093
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (k)
Massachusetts - 7.5%
State - 7.5%	Massachusetts State School Building Authority, Dedicated Sales
	Tax Revenue Bonds, Series A, 5%, 8/15/30 (l)	2,010	2,062,297
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 7.5%		2,062,297
	Total Long-Term Investments
	(Cost-$43,750,337) - 150.6%
	Short-Term Securities
Massachusetts - 4.4%	Massachusetts State Health and Educational Facilities
	Authority, Revenue Refunding Bonds (Partners Healthcare
	System), VRDN, Series D-1, 0.10%, 6/01/09 (m)	1,200	1,200,000
	Total Short-Term Securities
	(Cost - $1,200,000) - 4.4%		1,200,000
	Total Investments (Cost - $44,307,170*) - 155.0%		42,464,390
	Other Assets Less Liabilities - 17.4%		4,775,300
	Liability for Trust Certificates, Including
	Interest Expense and Fees Payable - (4.9)%		(1,342,653)
	Preferred Shares, at Redemption Value - (67.5)%		(18,501,303)
	Net Assets Applicable to Common Shares - 100.0%	$ 27,395,734

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 42,950,411
Gross unrealized appreciation	$ 979,028
Gross unrealized depreciation	(2,804,644)
Net unrealized depreciation	$ (1,825,616)

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments May 31, 2009 (Unaudited)

(a) AMBAC Insured.
(b) XL Capital Insured.
(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d) ACA Insured.
(e) Assured Guaranty Insured.
(f) NPFGC Insured.
(g) FGIC Insured.
(h) Radian Insured.
(i) Connie Lee Insured.
(j) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(k) Securities represent bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Trust may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(l) FSA Insured.
(m) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,
"Fair Value Measurements", clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the
Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Trust's investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1	-
Level 2	$ 42,464,390
Level 3	-
Total	$ 42,464,390

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Massachusetts Health & Education Tax-Exempt Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
The Massachusetts Health & Education Tax-Exempt Trust

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
The Massachusetts Health & Education Tax-Exempt Trust

Date: July 15, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The Massachusetts Health & Education Tax-Exempt Trust

Date: July 15, 2009